UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431

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InvestEd Portfolios

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(Exact name of registrant as specified in charter)

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354

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(Address of principal executive offices) (Zip code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTED 529 PLAN	Semiannual Report JUNE 30, 2021

Ticker

InvestEd 90 Portfolio	WAGPX

InvestEd 80 Portfolio	WAAJX

InvestEd 70 Portfolio	WAGRX

InvestEd 60 Portfolio	WBLAX

InvestEd 50 Portfolio	WAAHX

InvestEd 40 Portfolio	WICAX

InvestEd 30 Portfolio	WAAGX

InvestEd 20 Portfolio	WICPX

InvestEd 10 Portfolio	WAAFX

InvestEd 0 Portfolio	WFXPX

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus, which may be obtained by visiting www.ivyinvestments.com or calling 1-888-923-3355. Investors should read the prospectus carefully before investing. You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.ivyinvestments.com/go-paperless-with-eDelivery for more information.

IVY INVESTMENTS® refers to the investment management and investment advisory services offered by Macquarie Investment Management Business Trust (MIMBT) through its various series.

On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the InvestEd Portfolios, and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The InvestEd Portfolios, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

CONTENTS	INVESTED PORTFOLIOS

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus at www.ivyinvestments.com/reports/invested.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations. Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date. The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor. All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

This report is submitted for the general information of the shareholders of InvestEd Portfolios. It is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current InvestEd Portfolios prospectus along with the InvestEd Program Overview and Ivy InvestEd 529 Plan Account Application.

Non-residents of Arizona or taxpayers of states other than Arizona should consider participating in the 529 plan(s) available in their state of residence, as such plan(s) may offer more favorable state income tax or other benefits than those offered under the Ivy InvestEd 529 Plan. Please consult your CPA or other tax advisor regarding your personal tax situation.

2

ILLUSTRATION OF PORTFOLIO EXPENSES	INVESTED PORTFOLIOS

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Ivy Funds, your Portfolio will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in a Portfolio’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2021.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7. 5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Portfolio	Beginning Account Value 12-31-20	Ending Account Value 6-30-21	Expenses Paid During Period*	Beginning Account Value 12-31-20	Ending Account Value 6-30-21	Expenses Paid During Period*
InvestEd 0 Portfolio	$1,000	$997.10	$1.20	$1,000	$1,023.56	$1.21	0.25%
InvestEd 10 Portfolio	$1,000	$1,009.90	$1.21	$1,000	$1,023.56	$1.21	0.25%
InvestEd 20 Portfolio	$1,000	$1,024.20	$1.21	$1,000	$1,023.56	$1.21	0.25%
InvestEd 30 Portfolio	$1,000	$1,037.80	$1.22	$1,000	$1,023.55	$1.21	0.25%
InvestEd 40 Portfolio	$1,000	$1,051.30	$1.23	$1,000	$1,023.55	$1.21	0.25%
InvestEd 50 Portfolio	$1,000	$1,065.50	$1.24	$1,000	$1,023.56	$1.21	0.25%
InvestEd 60 Portfolio	$1,000	$1,080.90	$1.25	$1,000	$1,023.56	$1.21	0.25%
InvestEd 70 Portfolio	$1,000	$1,094.40	$1.26	$1,000	$1,023.56	$1.21	0.25%
InvestEd 80 Portfolio	$1,000	$1,108.00	$1.26	$1,000	$1,023.56	$1.21	0.25%
InvestEd 90 Portfolio	$1,000	$1,122.40	$1.27	$1,000	$1,023.56	$1.21	0.25%

*

Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2021, and divided by 365.

(1)

This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads or exchange fees.

2021	SEMIANNUAL REPORT	3

PORTFOLIO HIGHLIGHTS	INVESTED PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

InvestEd 90 Portfolio – Asset Allocation

Affiliated Mutual Funds	84.1%
Delaware Ivy Large Cap Growth Fund, Class R6	13.1%
Delaware Ivy Core Equity Fund, Class R6	12.4%
Delaware Ivy International Core Equity Fund, Class R6	11.0%
Delaware Ivy Emerging Markets Equity Fund, Class R6	9.1%
Delaware Ivy Mid Cap Growth Fund, Class R6	6.5%
Delaware Ivy Value Fund, Class R6	5.3%
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	4.8%
Delaware Ivy Government Securities Fund, Class R6	3.9%
Delaware Ivy International Small Cap Fund, Class R6	3.0%
Delaware Ivy Pzena International Value Fund, Class R6	2.9%
Delaware Ivy Securian Core Bond Fund, Class R6	2.2%
Delaware Ivy Small Cap Growth Fund, Class R6	2.1%
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	2.0%
Delaware Ivy Limited-Term Bond Fund, Class R6	1.9%
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	1.5%
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	0.8%
Delaware Ivy Corporate Bond Fund, Class R6	0.7%
Delaware Ivy Crossover Credit Fund, Class R6	0.5%
Delaware Ivy High Income Fund, Class R6	0.2%
Delaware Ivy Global Bond Fund, Class R6	0.2%
Investment Funds	15.6%
Financials	15.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.3%

InvestEd 80 Portfolio – Asset Allocation

Affiliated Mutual Funds	85.3%
Delaware Ivy Large Cap Growth Fund, Class R6	11.8%
Delaware Ivy Core Equity Fund, Class R6	11.4%
Delaware Ivy International Core Equity Fund, Class R6	9.2%
Delaware Ivy Government Securities Fund, Class R6	8.0%
Delaware Ivy Emerging Markets Equity Fund, Class R6	7.7%
Delaware Ivy Mid Cap Growth Fund, Class R6	5.8%
Delaware Ivy Securian Core Bond Fund, Class R6	4.9%
Delaware Ivy Value Fund, Class R6	4.8%
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	4.5%
Delaware Ivy Limited-Term Bond Fund, Class R6	3.9%
Delaware Ivy Pzena International Value Fund, Class R6	2.5%
Delaware Ivy International Small Cap Fund, Class R6	2.5%
Delaware Ivy Small Cap Growth Fund, Class R6	1.8%
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	1.8%
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	1.3%
Delaware Ivy Corporate Bond Fund, Class R6	1.2%
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	0.8%
Delaware Ivy Crossover Credit Fund, Class R6	0.7%
Delaware Ivy Global Bond Fund, Class R6	0.5%
Delaware Ivy High Income Fund, Class R6	0.2%
Investment Funds	14.1%
Financials	14.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.6%

4	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	INVESTED PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

InvestEd 70 Portfolio – Asset Allocation

Affiliated Mutual Funds	87.5%
Delaware Ivy Government Securities Fund, Class R6	12.2%
Delaware Ivy Large Cap Growth Fund, Class R6	10.8%
Delaware Ivy Core Equity Fund, Class R6	10.0%
Delaware Ivy International Core Equity Fund, Class R6	8.0%
Delaware Ivy Securian Core Bond Fund, Class R6	7.4%
Delaware Ivy Emerging Markets Equity Fund, Class R6	6.6%
Delaware Ivy Limited-Term Bond Fund, Class R6	5.9%
Delaware Ivy Mid Cap Growth Fund, Class R6	5.3%
Delaware Ivy Value Fund, Class R6	4.1%
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	4.0%
Delaware Ivy International Small Cap Fund, Class R6	2.1%
Delaware Ivy Pzena International Value Fund, Class R6	2.1%
Delaware Ivy Corporate Bond Fund, Class R6	2.0%
Delaware Ivy Small Cap Growth Fund, Class R6	1.6%
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	1.6%
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	1.2%
Delaware Ivy Crossover Credit Fund, Class R6	1.0%
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	0.7%
Delaware Ivy Global Bond Fund, Class R6	0.7%
Delaware Ivy High Income Fund, Class R6	0.2%
Investment Funds	12.4%
Financials	12.4%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.1%

InvestEd 60 Portfolio – Asset Allocation

Affiliated Mutual Funds	89.1%
Delaware Ivy Government Securities Fund, Class R6	15.2%
Delaware Ivy Large Cap Growth Fund, Class R6	9.5%
Delaware Ivy Securian Core Bond Fund, Class R6	8.9%
Delaware Ivy Limited-Term Bond Fund, Class R6	8.8%
Delaware Ivy Core Equity Fund, Class R6	8.8%
Delaware Ivy International Core Equity Fund, Class R6	6.8%
Delaware Ivy Emerging Markets Equity Fund, Class R6	5.6%
Delaware Ivy Mid Cap Growth Fund, Class R6	4.6%
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	3.5%
Delaware Ivy Corporate Bond Fund, Class R6	3.5%
Delaware Ivy Value Fund, Class R6	3.3%
Delaware Ivy International Small Cap Fund, Class R6	1.7%
Delaware Ivy Pzena International Value Fund, Class R6	1.7%
Delaware Ivy Crossover Credit Fund, Class R6	1.5%
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	1.4%
Delaware Ivy Small Cap Growth Fund, Class R6	1.3%
Delaware Ivy Global Bond Fund, Class R6	1.0%
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	0.9%
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	0.6%
Delaware Ivy High Income Fund, Class R6	0.5%
Investment Funds	10.7%
Financials	10.7%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.2%

2021	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	INVESTED PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

InvestEd 50 Portfolio – Asset Allocation

Affiliated Mutual Funds	90.8%
Delaware Ivy Government Securities Fund, Class R6	19.6%
Delaware Ivy Limited-Term Bond Fund, Class R6	10.8%
Delaware Ivy Securian Core Bond Fund, Class R6	9.9%
Delaware Ivy Large Cap Growth Fund, Class R6	8.0%
Delaware Ivy Core Equity Fund, Class R6	7.5%
Delaware Ivy International Core Equity Fund, Class R6	5.4%
Delaware Ivy Corporate Bond Fund, Class R6	4.7%
Delaware Ivy Emerging Markets Equity Fund, Class R6	4.4%
Delaware Ivy Mid Cap Growth Fund, Class R6	3.9%
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	3.0%
Delaware Ivy Value Fund, Class R6	3.0%
Delaware Ivy Crossover Credit Fund, Class R6	2.3%
Delaware Ivy International Small Cap Fund, Class R6	1.4%
Delaware Ivy Pzena International Value Fund, Class R6	1.4%
Delaware Ivy Small Cap Growth Fund, Class R6	1.2%
Delaware Ivy Global Bond Fund, Class R6	1.2%
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	1.1%
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	0.8%
Delaware Ivy High Income Fund, Class R6	0.7%
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	0.5%
Investment Funds	8.7%
Financials	8.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.5%

InvestEd 40 Portfolio – Asset Allocation

Affiliated Mutual Funds	92.8%
Delaware Ivy Government Securities Fund, Class R6	24.7%
Delaware Ivy Limited-Term Bond Fund, Class R6	13.8%
Delaware Ivy Securian Core Bond Fund, Class R6	11.2%
Delaware Ivy Large Cap Growth Fund, Class R6	6.5%
Delaware Ivy Core Equity Fund, Class R6	6.0%
Delaware Ivy Corporate Bond Fund, Class R6	5.0%
Delaware Ivy International Core Equity Fund, Class R6	4.4%
Delaware Ivy Emerging Markets Equity Fund, Class R6	3.6%
Delaware Ivy Mid Cap Growth Fund, Class R6	3.1%
Delaware Ivy Crossover Credit Fund, Class R6	2.5%
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	2.3%
Delaware Ivy Value Fund, Class R6	2.3%
Delaware Ivy Global Bond Fund, Class R6	1.5%
Delaware Ivy International Small Cap Fund, Class R6	1.1%
Delaware Ivy Pzena International Value Fund, Class R6	1.1%
Delaware Ivy Small Cap Growth Fund, Class R6	1.0%
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	1.0%
Delaware Ivy High Income Fund, Class R6	0.7%
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	0.6%
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	0.4%
Investment Funds	7.0%
Financials	7.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.2%

6	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	INVESTED PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

InvestEd 30 Portfolio – Asset Allocation

Affiliated Mutual Funds	94.2%
Delaware Ivy Government Securities Fund, Class R6	25.7%
Delaware Ivy Limited-Term Bond Fund, Class R6	21.7%
Delaware Ivy Securian Core Bond Fund, Class R6	13.4%
Delaware Ivy Corporate Bond Fund, Class R6	4.8%
Delaware Ivy Large Cap Growth Fund, Class R6	4.7%
Delaware Ivy Core Equity Fund, Class R6	4.5%
Delaware Ivy International Core Equity Fund, Class R6	3.3%
Delaware Ivy Emerging Markets Equity Fund, Class R6	2.8%
Delaware Ivy Mid Cap Growth Fund, Class R6	2.3%
Delaware Ivy Crossover Credit Fund, Class R6	2.0%
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	1.8%
Delaware Ivy Value Fund, Class R6	1.8%
Delaware Ivy Global Bond Fund, Class R6	1.2%
Delaware Ivy International Small Cap Fund, Class R6	0.9%
Delaware Ivy Pzena International Value Fund, Class R6	0.9%
Delaware Ivy Small Cap Growth Fund, Class R6	0.6%
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	0.6%
Delaware Ivy High Income Fund, Class R6	0.5%
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	0.5%
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	0.2%
Investment Funds	5.6%
Financials	5.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.2%

InvestEd 20 Portfolio – Asset Allocation

Affiliated Mutual Funds	96.0%
Delaware Ivy Limited-Term Bond Fund, Class R6	33.6%
Delaware Ivy Government Securities Fund, Class R6	25.8%
Delaware Ivy Securian Core Bond Fund, Class R6	13.5%
Delaware Ivy Corporate Bond Fund, Class R6	4.5%
Delaware Ivy Large Cap Growth Fund, Class R6	3.6%
Delaware Ivy Core Equity Fund, Class R6	3.3%
Delaware Ivy Mid Cap Growth Fund, Class R6	1.8%
Delaware Ivy International Core Equity Fund, Class R6	1.6%
Delaware Ivy Emerging Markets Equity Fund, Class R6	1.4%
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	1.3%
Delaware Ivy Value Fund, Class R6	1.3%
Delaware Ivy Global Bond Fund, Class R6	1.0%
Delaware Ivy Crossover Credit Fund, Class R6	0.8%
Delaware Ivy Small Cap Growth Fund, Class R6	0.5%
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	0.5%
Delaware Ivy International Small Cap Fund, Class R6	0.4%
Delaware Ivy Pzena International Value Fund, Class R6	0.4%
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	0.3%
Delaware Ivy High Income Fund, Class R6	0.2%
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	0.2%
Investment Funds	3.8%
Financials	3.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

2021	SEMIANNUAL REPORT	7

PORTFOLIO HIGHLIGHTS	INVESTED PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2021 (UNAUDITED)

InvestEd 10 Portfolio – Asset Allocation

Affiliated Mutual Funds	97.9%
Delaware Ivy Limited-Term Bond Fund, Class R6	44.7%
Delaware Ivy Government Securities Fund, Class R6	26.9%
Delaware Ivy Securian Core Bond Fund, Class R6	12.5%
Delaware Ivy Corporate Bond Fund, Class R6	4.6%
Delaware Ivy Large Cap Growth Fund, Class R6	2.0%
Delaware Ivy Core Equity Fund, Class R6	1.8%
Delaware Ivy Global Bond Fund, Class R6	1.0%
Delaware Ivy Mid Cap Growth Fund, Class R6	0.9%
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	0.8%
Delaware Ivy Value Fund, Class R6	0.6%
Delaware Ivy International Core Equity Fund, Class R6	0.6%
Delaware Ivy Emerging Markets Equity Fund, Class R6	0.5%
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	0.3%
Delaware Ivy Small Cap Growth Fund, Class R6	0.3%
Delaware Ivy International Small Cap Fund, Class R6	0.1%
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	0.1%
Delaware Ivy Pzena International Value Fund, Class R6	0.1%
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	0.1%
Investment Funds	1.9%
Financials	1.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.2%

InvestEd 0 Portfolio – Asset Allocation

Affiliated Mutual Funds	99.6%
Delaware Ivy Limited-Term Bond Fund, Class R6	74.6%
Delaware Ivy Government Securities Fund, Class R6	23.2%
Delaware Ivy Securian Core Bond Fund, Class R6	1.0%
Delaware Ivy Corporate Bond Fund, Class R6	0.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.4%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

8	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

InvestEd 90 Portfolio

INVESTMENTS FUNDS	Shares	Value
Registered Investment Companies – 15.6%
iShares Core MSCI EAFE ETF	10	$773
iShares Core S&P 500 ETF	3	1,463

		2,236

TOTAL INVESTMENT FUNDS – 15.6%		$2,236
(Cost: $1,879)

AFFILIATED MUTUAL FUNDS
Delaware Ivy Core Equity Fund, Class R6	79	1,779
Delaware Ivy Corporate Bond Fund, Class R6	16	106
Delaware Ivy Crossover Credit Fund, Class R6	7	71
Delaware Ivy Emerging Markets Equity Fund, Class R6	42	1,294
Delaware Ivy Global Bond Fund, Class R6	3	35
Delaware Ivy Government Securities Fund, Class R6	99	557
Delaware Ivy High Income Fund, Class R6	5	35
Delaware Ivy International Core Equity Fund, Class R6	73	1,568
Delaware Ivy International Small Cap Fund, Class R6	26	426
Delaware Ivy Large Cap Growth Fund, Class R6	52	1,870
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	19	218
Delaware Ivy Limited-Term Bond Fund, Class R6	25	278
Delaware Ivy Mid Cap Growth Fund, Class R6	20	924
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	15	281
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	10	117
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	45	680
Delaware Ivy Pzena International Value Fund, Class R6	21	420
Delaware Ivy Securian Core Bond Fund, Class R6	29	316
Delaware Ivy Small Cap Growth Fund, Class R6	9	298
Delaware Ivy Value Fund, Class R6	27	755

TOTAL AFFILIATED MUTUAL FUNDS – 84.1%		$12,028
(Cost: $10,368)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (A) – 0.5%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	67	$67

TOTAL SHORT-TERM SECURITIES – 0.5%		$67
(Cost: $67)

TOTAL INVESTMENT SECURITIES – 100.2%		$14,331
(Cost: $12,314)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(26)

NET ASSETS – 100.0%		$14,305

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$2,236	$—	$—
Affiliated Mutual Funds	12,028	—	—
Short-Term Securities	67	—	—

Total	$14,331	$—	$—

InvestEd 80 Portfolio

INVESTMENTS FUNDS	Shares	Value
Registered Investment Companies – 14.1%
iShares Core MSCI EAFE ETF	11	$804
iShares Core S&P 500 ETF	4	1,573

		2,377

TOTAL INVESTMENT FUNDS – 14.1%		$2,377
(Cost: $1,968)

AFFILIATED MUTUAL FUNDS
Delaware Ivy Core Equity Fund, Class R6	86	1,933
Delaware Ivy Corporate Bond Fund, Class R6	32	209
Delaware Ivy Crossover Credit Fund, Class R6	12	126
Delaware Ivy Emerging Markets Equity Fund, Class R6	42	1,294
Delaware Ivy Global Bond Fund, Class R6	8	83
Delaware Ivy Government Securities Fund, Class R6	241	1,357
Delaware Ivy High Income Fund, Class R6	6	41
Delaware Ivy International Core Equity Fund, Class R6	73	1,557
Delaware Ivy International Small Cap Fund, Class R6	26	419
Delaware Ivy Large Cap Growth Fund, Class R6	55	1,991
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	18	214
Delaware Ivy Limited-Term Bond Fund, Class R6	59	657
Delaware Ivy Mid Cap Growth Fund, Class R6	22	985
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	16	311
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	12	138
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	50	761
Delaware Ivy Pzena International Value Fund, Class R6	21	414
Delaware Ivy Securian Core Bond Fund, Class R6	75	830
Delaware Ivy Small Cap Growth Fund, Class R6	9	310
Delaware Ivy Value Fund, Class R6	29	808

TOTAL AFFILIATED MUTUAL FUNDS – 85.3%		$14,438
(Cost: $12,779)

2021	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (A) – 0.6%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	94	$94

TOTAL SHORT-TERM SECURITIES – 0.6%		$94
(Cost: $94)

TOTAL INVESTMENT SECURITIES – 100.0%		$16,909
(Cost: $14,841)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		—

NET ASSETS – 100.0%		$16,909

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$2,377	$—	$—
Affiliated Mutual Funds	14,438	—	—
Short-Term Securities	94	—	—

Total	$16,909	$—	$—

InvestEd 70 Portfolio

INVESTMENTS FUNDS	Shares	Value
Registered Investment Companies – 12.4%
iShares Core MSCI EAFE ETF	66	$4,913
iShares Core S&P 500 ETF	24	10,125

		15,038

TOTAL INVESTMENT FUNDS – 12.4%		$15,038
(Cost: $12,455)

AFFILIATED MUTUAL FUNDS
Delaware Ivy Core Equity Fund, Class R6	542	12,180
Delaware Ivy Corporate Bond Fund, Class R6	369	2,423
Delaware Ivy Crossover Credit Fund, Class R6	112	1,217
Delaware Ivy Emerging Markets Equity Fund, Class R6	260	7,999
Delaware Ivy Global Bond Fund, Class R6	87	900
Delaware Ivy Government Securities Fund, Class R6	2,647	14,903
Delaware Ivy High Income Fund, Class R6	42	298
Delaware Ivy International Core Equity Fund, Class R6	455	9,759
Delaware Ivy International Small Cap Fund, Class R6	160	2,582
Delaware Ivy Large Cap Growth Fund, Class R6	366	13,190
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	119	1,399
Delaware Ivy Limited-Term Bond Fund, Class R6	646	7,141
Delaware Ivy Mid Cap Growth Fund, Class R6	140	6,388
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	102	1,953
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	73	855
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	323	4,902
Delaware Ivy Pzena International Value Fund, Class R6	129	2,546
Delaware Ivy Securian Core Bond Fund, Class R6	820	9,021
Delaware Ivy Small Cap Growth Fund, Class R6	57	1,952
Delaware Ivy Value Fund, Class R6	175	4,925

TOTAL AFFILIATED MUTUAL FUNDS – 87.5%		$106,533
(Cost: $89,978)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (A) – 0.1%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	167	$167

TOTAL SHORT-TERM SECURITIES – 0.1%		$167
(Cost: $167)

TOTAL INVESTMENT SECURITIES – 100.0%		$121,738
(Cost: $102,600)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(15)

NET ASSETS – 100.0%		$121,723

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$15,038	$—	$—
Affiliated Mutual Funds	106,533	—	—
Short-Term Securities	167	—	—

Total	$121,738	$—	$—

10	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

InvestEd 60 Portfolio

INVESTMENTS FUNDS	Shares	Value
Registered Investment Companies – 10.7%
iShares Core MSCI EAFE ETF	30	$2,256
iShares Core S&P 500 ETF	12	4,994

		7,250

TOTAL INVESTMENT FUNDS – 10.7%		$7,250
(Cost: $6,003)

AFFILIATED MUTUAL FUNDS
Delaware Ivy Core Equity Fund, Class R6	264	5,933
Delaware Ivy Corporate Bond Fund, Class R6	359	2,361
Delaware Ivy Crossover Credit Fund, Class R6	93	1,016
Delaware Ivy Emerging Markets Equity Fund, Class R6	122	3,768
Delaware Ivy Global Bond Fund, Class R6	65	668
Delaware Ivy Government Securities Fund, Class R6	1,827	10,288
Delaware Ivy High Income Fund, Class R6	46	331
Delaware Ivy International Core Equity Fund, Class R6	214	4,585
Delaware Ivy International Small Cap Fund, Class R6	74	1,184
Delaware Ivy Large Cap Growth Fund, Class R6	180	6,468
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	52	606
Delaware Ivy Limited-Term Bond Fund, Class R6	539	5,964
Delaware Ivy Mid Cap Growth Fund, Class R6	68	3,132
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	48	920
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	34	397
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	157	2,389
Delaware Ivy Pzena International Value Fund, Class R6	59	1,168
Delaware Ivy Securian Core Bond Fund, Class R6	548	6,027
Delaware Ivy Small Cap Growth Fund, Class R6	27	919
Delaware Ivy Value Fund, Class R6	79	2,229

TOTAL AFFILIATED MUTUAL FUNDS – 89.1%		$60,353
(Cost: $52,364)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (A) – 0.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	110	$110

TOTAL SHORT-TERM SECURITIES – 0.2%		$110
(Cost: $110)

TOTAL INVESTMENT SECURITIES – 100.0%		$67,713
(Cost: $58,477)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(7)

NET ASSETS – 100.0%		$67,706

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$7,250	$—	$—
Affiliated Mutual Funds	60,353	—	—
Short-Term Securities	110	—	—

Total	$67,713	$—	$—

InvestEd 50 Portfolio

INVESTMENTS FUNDS	Shares	Value
Registered Investment Companies – 8.7%
iShares Core MSCI EAFE ETF	13	$989
iShares Core S&P 500 ETF	5	2,150

		3,139

TOTAL INVESTMENT FUNDS – 8.7%		$3,139
(Cost: $2,600)

AFFILIATED MUTUAL FUNDS
Delaware Ivy Core Equity Fund, Class R6	120	2,694
Delaware Ivy Corporate Bond Fund, Class R6	258	1,697
Delaware Ivy Crossover Credit Fund, Class R6	74	808
Delaware Ivy Emerging Markets Equity Fund, Class R6	52	1,589
Delaware Ivy Global Bond Fund, Class R6	43	442
Delaware Ivy Government Securities Fund, Class R6	1,249	7,032
Delaware Ivy High Income Fund, Class R6	37	263
Delaware Ivy International Core Equity Fund, Class R6	90	1,936
Delaware Ivy International Small Cap Fund, Class R6	31	493
Delaware Ivy Large Cap Growth Fund, Class R6	80	2,872
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	23	276
Delaware Ivy Limited-Term Bond Fund, Class R6	349	3,860
Delaware Ivy Mid Cap Growth Fund, Class R6	30	1,390
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	21	399
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	14	168
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	71	1,086
Delaware Ivy Pzena International Value Fund, Class R6	25	486
Delaware Ivy Securian Core Bond Fund, Class R6	323	3,548
Delaware Ivy Small Cap Growth Fund, Class R6	13	442
Delaware Ivy Value Fund, Class R6	39	1,091

TOTAL AFFILIATED MUTUAL FUNDS – 90.8%		$32,572
(Cost: $30,499)

2021	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (A) – 0.3%
State Street Institutional U.S. Government Money Market Fund –Premier Class, 0.030%	122	$122

TOTAL SHORT-TERM SECURITIES – 0.3%		$122
(Cost: $122)

TOTAL INVESTMENT SECURITIES – 99.8%		$35,833
(Cost: $33,221)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		61

NET ASSETS – 100.0%		$35,894

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$3,139	$—	$—
Affiliated Mutual Funds	32,572	—	—
Short-Term Securities	122	—	—

Total	$35,833	$—	$—

InvestEd 40 Portfolio

INVESTMENTS FUNDS	Shares	Value
Registered Investment Companies – 7.0%
iShares Core MSCI EAFE ETF	17	$1,285
iShares Core S&P 500 ETF	7	2,795

		4,080

TOTAL INVESTMENT FUNDS – 7.0%		$4,080
(Cost: $3,379)

AFFILIATED MUTUAL FUNDS
Delaware Ivy Core Equity Fund, Class R6	157	3,532
Delaware Ivy Corporate Bond Fund, Class R6	446	2,927
Delaware Ivy Crossover Credit Fund, Class R6	135	1,470
Delaware Ivy Emerging Markets Equity Fund, Class R6	68	2,080
Delaware Ivy Global Bond Fund, Class R6	84	870
Delaware Ivy Government Securities Fund, Class R6	2,559	14,406
Delaware Ivy High Income Fund, Class R6	60	432
Delaware Ivy International Core Equity Fund, Class R6	120	2,578
Delaware Ivy International Small Cap Fund, Class R6	41	660
Delaware Ivy Large Cap Growth Fund, Class R6	105	3,793
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	32	375
Delaware Ivy Limited-Term Bond Fund, Class R6	728	8,054
Delaware Ivy Mid Cap Growth Fund, Class R6	40	1,838
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	30	581
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	18	207
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	88	1,333
Delaware Ivy Pzena International Value Fund, Class R6	33	651
Delaware Ivy Securian Core Bond Fund, Class R6	595	6,540
Delaware Ivy Small Cap Growth Fund, Class R6	17	580
Delaware Ivy Value Fund, Class R6	48	1,339

TOTAL AFFILIATED MUTUAL FUNDS – 92.8%		$54,246
(Cost: $49,548)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (A) – 0.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	110	$110

TOTAL SHORT-TERM SECURITIES – 0.2%		$110
(Cost: $110)

TOTAL INVESTMENT SECURITIES – 100.0%		$58,436
(Cost: $53,037)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(7)

NET ASSETS – 100.0%		$58,429

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$4,080	$—	$—
Affiliated Mutual Funds	54,246	—	—
Short-Term Securities	110	—	—

Total	$58,436	$—	$—

12	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

InvestEd 30 Portfolio

INVESTMENTS FUNDS	Shares	Value
Registered Investment Companies – 5.6%
iShares Core MSCI EAFE ETF	11	$824
iShares Core S&P 500 ETF	4	1,820

		2,644

TOTAL INVESTMENT FUNDS – 5.6%		$2,644
(Cost: $2,190)

AFFILIATED MUTUAL FUNDS
Delaware Ivy Core Equity Fund, Class R6	94	2,121
Delaware Ivy Corporate Bond Fund, Class R6	339	2,227
Delaware Ivy Crossover Credit Fund, Class R6	86	942
Delaware Ivy Emerging Markets Equity Fund, Class R6	42	1,310
Delaware Ivy Global Bond Fund, Class R6	56	581
Delaware Ivy Government Securities Fund, Class R6	2,131	11,996
Delaware Ivy High Income Fund, Class R6	32	230
Delaware Ivy International Core Equity Fund, Class R6	72	1,535
Delaware Ivy International Small Cap Fund, Class R6	26	412
Delaware Ivy Large Cap Growth Fund, Class R6	61	2,187
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	20	241
Delaware Ivy Limited-Term Bond Fund, Class R6	916	10,134
Delaware Ivy Mid Cap Growth Fund, Class R6	23	1,059
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	15	291
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	9	110
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	55	831
Delaware Ivy Pzena International Value Fund, Class R6	21	406
Delaware Ivy Securian Core Bond Fund, Class R6	571	6,285
Delaware Ivy Small Cap Growth Fund, Class R6	9	290
Delaware Ivy Value Fund, Class R6	30	835

TOTAL AFFILIATED MUTUAL FUNDS – 94.2%		$44,023
(Cost: $42,691)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (A) – 0.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	94	$94

TOTAL SHORT-TERM SECURITIES – 0.2%		$94
(Cost: $94)

TOTAL INVESTMENT SECURITIES – 100.0%		$46,761
(Cost: $44,975)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(3)

NET ASSETS – 100.0%		$46,758

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$2,644	$—	$—
Affiliated Mutual Funds	44,023	—	—
Short-Term Securities	94	—	—

Total	$46,761	$—	$—

InvestEd 20 Portfolio

INVESTMENTS FUNDS	Shares	Value
Registered Investment Companies – 3.8%
iShares Core MSCI EAFE ETF	8	$613
iShares Core S&P 500 ETF	4	1,735

		2,348

TOTAL INVESTMENT FUNDS – 3.8%		$2,348
(Cost: $1,944)

AFFILIATED MUTUAL FUNDS
Delaware Ivy Core Equity Fund, Class R6	91	2,047
Delaware Ivy Corporate Bond Fund, Class R6	429	2,819
Delaware Ivy Crossover Credit Fund, Class R6	43	472
Delaware Ivy Emerging Markets Equity Fund, Class R6	28	874
Delaware Ivy Global Bond Fund, Class R6	60	621
Delaware Ivy Government Securities Fund, Class R6	2,847	16,030
Delaware Ivy High Income Fund, Class R6	21	154
Delaware Ivy International Core Equity Fund, Class R6	48	1,025
Delaware Ivy International Small Cap Fund, Class R6	15	235
Delaware Ivy Large Cap Growth Fund, Class R6	63	2,273
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	14	161
Delaware Ivy Limited-Term Bond Fund, Class R6	1,892	20,929
Delaware Ivy Mid Cap Growth Fund, Class R6	24	1,101
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	16	311
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	13	147
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	52	793
Delaware Ivy Pzena International Value Fund, Class R6	12	232
Delaware Ivy Securian Core Bond Fund, Class R6	763	8,397
Delaware Ivy Small Cap Growth Fund, Class R6	9	310
Delaware Ivy Value Fund, Class R6	28	796

TOTAL AFFILIATED MUTUAL FUNDS – 96.0%		$59,727
(Cost: $57,011)

2021	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (A) – 0.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	104	$104

TOTAL SHORT-TERM SECURITIES – 0.2%		$104
(Cost: $104)

TOTAL INVESTMENT SECURITIES – 100.0%		$62,179
(Cost: $59,059)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		3

NET ASSETS – 100.0%		$62,182

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$2,348	$—	$—
Affiliated Mutual Funds	59,727	—	—
Short-Term Securities	104	—	—

Total	$62,179	$—	$—

InvestEd 10 Portfolio

INVESTMENTS FUNDS	Shares	Value
Registered Investment Companies – 1.9%
iShares Core MSCI EAFE ETF	3	$249
iShares Core S&P 500 ETF	2	769

		1,018

TOTAL INVESTMENT FUNDS – 1.9%		$1,018
(Cost: $843)

AFFILIATED MUTUAL FUNDS
Delaware Ivy Core Equity Fund, Class R6	41	929
Delaware Ivy Corporate Bond Fund, Class R6	362	2,377
Delaware Ivy Emerging Markets Equity Fund, Class R6	9	268
Delaware Ivy Global Bond Fund, Class R6	51	523
Delaware Ivy Government Securities Fund, Class R6	2,493	14,037
Delaware Ivy International Core Equity Fund, Class R6	15	332
Delaware Ivy International Small Cap Fund, Class R6	4	66
Delaware Ivy Large Cap Growth Fund, Class R6	29	1,028
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	6	68
Delaware Ivy Limited-Term Bond Fund, Class R6	2,112	23,354
Delaware Ivy Mid Cap Growth Fund, Class R6	10	465
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	7	131
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	5	62
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	26	400
Delaware Ivy Pzena International Value Fund, Class R6	3	65
Delaware Ivy Securian Core Bond Fund, Class R6	596	6,556
Delaware Ivy Small Cap Growth Fund, Class R6	4	131
Delaware Ivy Value Fund, Class R6	12	335

TOTAL AFFILIATED MUTUAL FUNDS – 97.9%		$51,127
(Cost: $51,144)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (A) – 0.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	97	$97

TOTAL SHORT-TERM SECURITIES – 0.2%		$97
(Cost: $97)

TOTAL INVESTMENT SECURITIES – 100.0%		$52,242
(Cost: $52,084)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		14

NET ASSETS – 100.0%		$52,256

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$1,018	$—	$—
Affiliated Mutual Funds	51,127	—	—
Short-Term Securities	97	—	—

Total	$52,242	$—	$—

14	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	INVESTED PORTFOLIOS (in thousands)

JUNE 30, 2021 (UNAUDITED)

InvestEd 0 Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Delaware Ivy Corporate Bond Fund, Class R6	55	$364
Delaware Ivy Government Securities Fund, Class R6	1,972	11,100
Delaware Ivy Limited-Term Bond Fund, Class R6	3,232	35,749
Delaware Ivy Securian Core Bond Fund, Class R6	44	482

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$47,695
(Cost: $47,856)

SHORT-TERM SECURITIES
Money Market Funds (A) – 0.4%
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.030%	208	208

TOTAL SHORT-TERM SECURITIES – 0.4%		$208
(Cost: $208)

TOTAL INVESTMENT SECURITIES – 100.0%		$47,903
(Cost: $48,064)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1)

NET ASSETS – 100.0%		$47,902

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at June 30, 2021.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$47,695	$—	$—
Short-Term Securities	208	—	—

Total	$47,903	$—	$—

See accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	15

STATEMENTS OF ASSETS AND LIABILITIES	INVESTED PORTFOLIOS

AS OF JUNE 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	InvestEd 90 Portfolio		InvestEd 80 Portfolio		InvestEd 70 Portfolio	InvestEd 60 Portfolio	InvestEd 50 Portfolio	InvestEd 40 Portfolio
ASSETS
Investments in unaffiliated securities at value+	$2,303		$2,471		$15,205	$7,360	$3,261	$4,190
Investments in affiliated mutual funds at value+	12,028		14,438		106,533	60,353	32,572	54,246
Investments at Value	14,331		16,909		121,738	67,713	35,833	58,436
Investment securities sold receivable	—		—		—	28	73	20
Dividends and interest receivable	—	*	—	*	6	4	3	6
Capital shares sold receivable	5		3		8	5	4	2
Receivable from affiliates	—	*	—		4	3	—	1
Total Assets	14,336		16,912		121,756	67,753	35,913	58,465

LIABILITIES
Investment securities purchased payable	28		—		—	—	—	—
Capital shares redeemed payable	—		—		9	33	12	25
Other liabilities	3		3		24	14	7	11
Total Liabilities	31		3		33	47	19	36
Total Net Assets	$14,305		$16,909		$121,723	$67,706	$35,894	$58,429

NET ASSETS
Capital paid in (shares authorized – unlimited)	$9,297		$13,896		$91,743	$51,207	$31,890	$46,707
Accumulated earnings gain	5,008		3,013		29,980	16,499	4,004	11,722
Total Net Assets	$14,305		$16,909		$121,723	$67,706	$35,894	$58,429

CAPITAL SHARES OUTSTANDING	1,122		1,409		8,968	5,635	3,199	4,670

NET ASSET VALUE PER SHARE	$12.75		$12.00		$13.57	$12.02	$11.22	$12.51

+COST
Investments in affiliated mutual funds at cost	$10,368		$12,779		$89,978	$52,364	$30,499	$49,548
Investments in unaffiliated securities at cost	1,946		2,062		12,622	6,113	2,722	3,489

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

16	SEMIANNUAL REPORT	2021

STATEMENTS OF ASSETS AND LIABILITIES	INVESTED PORTFOLIOS

AS OF JUNE 30, 2021 (UNAUDITED)

(In thousands, except per share amounts)	InvestEd 30 Portfolio	InvestEd 20 Portfolio	InvestEd 10 Portfolio	InvestEd 0 Portfolio
ASSETS
Investments in unaffiliated securities at value+	$2,738	$2,452	$1,115	$208
Investments in affiliated mutual funds at value+	44,023	59,727	51,127	47,695
Investments at Value	46,761	62,179	52,242	47,903
Investment securities sold receivable	—	24	—	52
Dividends and interest receivable	5	7	7	7
Capital shares sold receivable	2	3	23	1
Total Assets	46,768	62,213	52,272	47,963

LIABILITIES
Capital shares redeemed payable	1	19	6	51
Other liabilities	9	12	10	10
Total Liabilities	10	31	16	61
Total Net Assets	$46,758	$62,182	$52,256	$47,902

NET ASSETS
Capital paid in (shares authorized – unlimited)	$43,455	$50,955	$51,129	$45,697
Accumulated earnings gain	3,303	11,227	1,127	2,205
Total Net Assets	$46,758	$62,182	$52,256	$47,902

CAPITAL SHARES OUTSTANDING	4,363	5,659	5,111	4,616

NET ASSET VALUE PER SHARE	$10.72	$10.99	$10.22	$10.38

+COST
Investments in affiliated mutual funds at cost	$42,691	$57,011	$51,144	$47,856
Investments in unaffiliated securities at cost	2,284	2,048	940	208

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	17

STATEMENTS OF OPERATIONS	INVESTED PORTFOLIOS

FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

(In thousands)	InvestEd 90 Portfolio		InvestEd 80 Portfolio		InvestEd 70 Portfolio	InvestEd 60 Portfolio		InvestEd 50 Portfolio		InvestEd 40 Portfolio
INVESTMENT INCOME
Dividends from unaffiliated securities	$19		$21		$133	$63		$27		$35
Dividends from affiliated mutual funds	28		47		417	283		181		322
Interest and amortization from unaffiliated securities	—	*	—	*	1	—	*	—	*	—	*
Total Investment Income	47		68		551	346		208		357

EXPENSES
Distribution and service fees	16		21		146	82		44		70
Net Investment Income	31		47		405	264		164		287

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	2		25		135	57		44		38
Investments in affiliated mutual funds	365		403		2,150	1,527		398		1,194
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	237		249		1,585	779		326		431
Investments in affiliated mutual funds	888		1,000		6,383	2,496		1,347		902
Net Realized and Unrealized Gain	1,492		1,677		10,253	4,859		2,115		2,565
Net Increase in Net Assets Resulting from Operations	$1,523		$1,724		$10,658	$5,123		$2,279		$2,852

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

18	SEMIANNUAL REPORT	2021

STATEMENTS OF OPERATIONS	INVESTED PORTFOLIOS

FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

(In thousands)	InvestEd 30 Portfolio		InvestEd 20 Portfolio		InvestEd 10 Portfolio	InvestEd 0 Portfolio
INVESTMENT INCOME
Dividends from unaffiliated securities	$23		$19		$8	$—
Dividends from affiliated mutual funds	298		420		357	329
Interest and amortization from unaffiliated securities	—	*	—	*	1	— *
Total Investment Income	321		439		366	329

EXPENSES
Distribution and service fees	59		77		61	57
Net Investment Income	262		362		305	272

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	37		44		10	—
Investments in affiliated mutual funds	315		876		42	176
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	275		241		110	— *
Investments in affiliated mutual funds	855		(51)		67	(563)
Net Realized and Unrealized Gain (Loss)	1,482		1,110		229	(387)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,744		$1,472		$534	$(115)

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	19

STATEMENTS OF CHANGES IN NET ASSETS	INVESTED PORTFOLIOS

	InvestEd 90 Portfolio		InvestEd 80 Portfolio		InvestEd 70 Portfolio
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Period from 9-1-20 to 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$31	$133	$47	$139	$405	$1,508
Net realized gain on investments	367	2,464	428	322	2,285	6,720
Net change in unrealized appreciation (depreciation)	1,125	(602)	1,249	819	7,968	6,694
Net Increase in Net Assets Resulting from Operations	1,523	1,995	1,724	1,280	10,658	14,922
Distributions to Shareholders From:
Accumulated earnings (combined net investment income and net realized gains)	—	(1,547)	—	—	—	(6,162)
Total Distributions to Shareholders	—	(1,547)	—	—	—	(6,162)
Capital Share Transactions	1,099	(21,120)	(1,410)	15,315	(3,448)	(10,537)
Net Increase (Decrease) in Net Assets	2,622	(20,672)	314	16,595	7,210	(1,777)
Net Assets, Beginning of Period	11,683	32,355	16,595	—	114,513	116,290
Net Assets, End of Period	$14,305	$11,683	$16,909	$16,595	$121,723	$114,513

	InvestEd 60 Portfolio		InvestEd 50 Portfolio		InvestEd 40 Portfolio
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Period from 9-1-20 to 12-31-2020	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$264	$1,070	$164	$315	$287	$1,162
Net realized gain on investments	1,584	4,382	442	451	1,232	3,676
Net change in unrealized appreciation	3,275	3,009	1,673	939	1,333	1,722
Net Increase in Net Assets Resulting from Operations	5,123	8,461	2,279	1,705	2,852	6,560
Distributions to Shareholders From:
Accumulated earnings (combined net investment income and net realized gains)	—	(4,000)	—	—	—	(2,814)
Total Distributions to Shareholders	—	(4,000)	—	—	—	(2,814)
Capital Share Transactions	(1,854)	(23,445)	(1,248)	33,158	(389)	(28,288)
Net Increase (Decrease) in Net Assets	3,269	(18,984)	1,031	34,863	2,463	(24,542)
Net Assets, Beginning of Period	64,437	83,421	34,863	—	55,966	80,508
Net Assets, End of Period	$67,706	$64,437	$35,894	$34,863	$58,429	$55,966

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	INVESTED PORTFOLIOS

	InvestEd 30 Portfolio		InvestEd 20 Portfolio		InvestEd 10 Portfolio
(In thousands)	Six months ended 6-30-21 (Unaudited)	Period from 9-1-20 to 12-31-20	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20	Six months ended 6-30-21 (Unaudited)	Period from 9-1-20 to 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$262	$437	$362	$1,565	$305	$373
Net realized gain on investments	352	437	920	5,278	52	211
Net change in unrealized appreciation (depreciation)	1,130	656	190	260	177	(19)
Net Increase in Net Assets Resulting from Operations	1,744	1,530	1,472	7,103	534	565
Distributions to Shareholders From:
Accumulated earnings (combined net investment income and net realized gains)	—	—	—	(3,828)	—	—
Total Distributions to Shareholders	—	—	—	(3,828)	—	—
Capital Share Transactions	(2,413)	45,897	(2,266)	(53,008)	4,440	46,717
Net Increase (Decrease) in Net Assets	(669)	47,427	(794)	(49,733)	4,974	47,282
Net Assets, Beginning of Period	47,427	—	62,976	112,709	47,282	—
Net Assets, End of Period	$46,758	$47,427	$62,182	$62,976	$52,256	$47,282

	InvestEd 0 Portfolio
(In thousands)	Six months ended 6-30-21 (Unaudited)	Year ended 12-31-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$272	$850
Net realized gain on investments	176	1,082
Net change in unrealized appreciation (depreciation)	(563)	175
Net Increase (Decrease) in Net Assets Resulting from Operations	(115)	2,107
Distributions to Shareholders From:
Accumulated earnings (combined net investment income and net realized gains)	—	(1,103)
Total Distributions to Shareholders	—	(1,103)
Capital Share Transactions	3,635	(8,599)
Net Increase (Decrease) in Net Assets	3,520	(7,595)
Net Assets, Beginning of Period	44,382	51,977
Net Assets, End of Period	$47,902	$44,382

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	21

FINANCIAL HIGHLIGHTS	INVESTED PORTFOLIOS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
InvestEd 90 Portfolio
Six-month period ended 6-30-2021 (unaudited)	$11.36	$0.03		$1.36	$1.39	$—	$—	$—
Year ended 12-31-2020	11.40	0.10		1.67	1.77	(0.59)	(1.22)	(1.81)
Year ended 12-31-2019	9.56	0.21		2.13	2.34	(0.12)	(0.38)	(0.50)
Year ended 12-31-2018	10.54	0.17		(0.93)	(0.76)	(0.06)	(0.16)	(0.22)
Year ended 12-31-2017(4)	10.00	0.08		0.46	0.54	—	—	—

InvestEd 80 Portfolio
Six-month period ended 6-30-2021 (unaudited)	10.83	0.03		1.14	1.17	—	—	—
Year ended 12-31-2020(5)	10.00	0.09		0.74	0.83	—	—	—

InvestEd 70 Portfolio
Six-month period ended 6-30-2021 (unaudited)	12.40	0.04		1.13	1.17	—	—	—
Year ended 12-31-2020	11.53	0.15		1.42	1.57	(0.24)	(0.46)	(0.70)
Year ended 12-31-2019	10.19	0.20		1.95	2.15	(0.22)	(0.59)	(0.81)
Year ended 12-31-2018	12.61	0.20		(0.93)	(0.73)	(0.12)	(1.57)	(1.69)
Year ended 12-31-2017	10.80	0.10		2.26	2.36	(0.01)	(0.54)	(0.55)
Year ended 12-31-2016	11.71	0.00	*	0.25	0.25	(0.03)	(1.13)	(1.16)

InvestEd 60 Portfolio
Six-month period ended 6-30-2021 (unaudited)	11.12	0.05		0.85	0.90	—	—	—
Year ended 12-31-2020	10.53	0.15		1.18	1.33	(0.29)	(0.45)	(0.74)
Year ended 12-31-2019	9.38	0.20		1.48	1.68	(0.19)	(0.34)	(0.53)
Year ended 12-31-2018	11.65	0.21		(0.72)	(0.51)	(0.18)	(1.58)	(1.76)
Year ended 12-31-2017	10.76	0.10		1.68	1.78	(0.13)	(0.76)	(0.89)
Year ended 12-31-2016	11.44	0.06		0.20	0.26	(0.10)	(0.84)	(0.94)

InvestEd 50 Portfolio
Six-month period ended 6-30-2021 (unaudited)	10.53	0.05		0.64	0.69	—	—	—
Year ended 12-31-2020(5)	10.00	0.10		0.43	0.53	—	—	—

* Not shown due to rounding.

(1) Based on average weekly shares outstanding.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3) Does not include expenses of underlying Ivy Funds in which the Portfolios invest.

(4) For the period from September 18, 2017 (commencement of operations of the Portfolio) through December 31, 2017.

(5) For the period from September 1, 2020 (commencement of operations of the Portfolio) through December 31, 2020.

(6) Annualized.

22	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver(3)		Portfolio Turnover Rate
InvestEd 90 Portfolio
Six-month period ended 6-30-2021 (unaudited)	$12.75	12.24%	$14	0.25	%(6)	0.48	%(6)	14%
Year ended 12-31-2020	11.36	15.87	12	0.25		0.87		65
Year ended 12-31-2019	11.40	24.52	32	0.25		1.89		10
Year ended 12-31-2018	9.56	-7.21	21	0.25		1.57		23
Year ended 12-31-2017(4)	10.54	5.40	17	0.25	(6)	2.71	(6)	17

InvestEd 80 Portfolio
Six-month period ended 6-30-2021 (unaudited)	12.00	10.80	17	0.25	(6)	0.57	(6)	17
Year ended 12-31-2020(5)	10.83	8.30	17	0.25	(6)	2.65	(6)	9

InvestEd 70 Portfolio
Six-month period ended 6-30-2021 (unaudited)	13.57	9.44	122	0.25	(6)	0.69	(6)	8
Year ended 12-31-2020	12.40	13.71	115	0.25		1.29		56
Year ended 12-31-2019	11.53	21.21	116	0.25		1.78		16
Year ended 12-31-2018	10.19	-5.85	115	0.25		1.59		34
Year ended 12-31-2017	12.61	21.84	137	0.25		0.84		116
Year ended 12-31-2016	10.80	2.01	136	0.25		0.04		24

InvestEd 60 Portfolio
Six-month period ended 6-30-2021 (unaudited)	12.02	8.09	68	0.25	(6)	0.80	(6)	14
Year ended 12-31-2020	11.12	12.66	64	0.25		1.45		40
Year ended 12-31-2019	10.53	18.00	83	0.25		1.93		18
Year ended 12-31-2018	9.38	-4.41	76	0.25		1.79		39
Year ended 12-31-2017	11.65	16.60	82	0.25		0.86		73
Year ended 12-31-2016	10.76	2.17	166	0.25		0.53		25

InvestEd 50 Portfolio
Six-month period ended 6-30-2021 (unaudited)	11.22	6.55	36	0.25	(6)	0.93	(6)	18
Year ended 12-31-2020(5)	10.53	5.30	35	0.25	(6)	2.94	(6)	2

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	23

FINANCIAL HIGHLIGHTS	INVESTED PORTFOLIOS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
InvestEd 40 Portfolio
Six-month period ended 6-30-2021 (unaudited)	$11.90	$0.06	$0.55	$0.61	$—	$—	$—
Year ended 12-31-2020	11.37	0.19	0.97	1.16	(0.36)	(0.27)	(0.63)
Year ended 12-31-2019	10.19	0.23	1.19	1.42	(0.24)	—	(0.24)
Year ended 12-31-2018	10.68	0.21	(0.48)	(0.27)	(0.22)	—	(0.22)
Year ended 12-31-2017	10.16	0.15	0.75	0.90	(0.14)	(0.24)	(0.38)
Year ended 12-31-2016	10.39	0.11	0.23	0.34	(0.13)	(0.44)	(0.57)

InvestEd 30 Portfolio
Six-month period ended 6-30-2021 (unaudited)	10.33	0.06	0.33	0.39	—	—	—
Year ended 12-31-2020(4)	10.00	0.09	0.24	0.33	—	—	—

InvestEd 20 Portfolio
Six-month period ended 6-30-2021 (unaudited)	10.73	0.06	0.20	0.26	—	—	—
Year ended 12-31-2020	10.63	0.18	0.61	0.79	(0.40)	(0.29)	(0.69)
Year ended 12-31-2019	9.90	0.22	0.81	1.03	(0.20)	(0.10)	(0.30)
Year ended 12-31-2018	10.16	0.21	(0.35)	(0.14)	(0.07)	(0.05)	(0.12)
Year ended 12-31-2017(5)	10.00	0.07	0.09	0.16	—	—	—

InvestEd 10 Portfolio
Six-month period ended 6-30-2021 (unaudited)	10.12	0.06	0.04	0.10	—	—	—
Year ended 12-31-2020(4)	10.00	0.08	0.04	0.12	—	—	—

InvestEd 0 Portfolio
Six-month period ended 6-30-2021 (unaudited)	10.41	0.06	(0.09)	(0.03)	—	—	—
Year ended 12-31-2020	10.27	0.17	0.24	0.41	(0.25)	(0.02)	(0.27)
Year ended 12-31-2019	10.01	0.21	0.23	0.44	(0.18)	—	(0.18)
Year ended 12-31-2018	10.00	0.20	(0.13)	0.07	(0.06)	—	(0.06)
Year ended 12-31-2017(5)	10.00	0.06	(0.06)	0.00 *	—	—	—

* Not shown due to rounding.

(1) Based on average weekly shares outstanding

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3) Does not include expenses of underlying Ivy Funds in which the Portfolios invest.

(4) For the period from September 1, 2020 (commencement of operations of the Portfolio) through December 31, 2020.

(5) For the period from September 18, 2017 (commencement of operations of the Portfolio) through December 31, 2017.

(6) Annualized.

24	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver(3)		Portfolio Turnover Rate
InvestEd 40 Portfolio
Six-month period ended 6-30-2021 (unaudited)	$12.51	5.13%	$58	0.25	%(6)	1.03	%(6)	19%
Year ended 12-31-2020	11.90	10.29	56	0.25		1.67		35
Year ended 12-31-2019	11.37	13.92	81	0.25		2.05		16
Year ended 12-31-2018	10.19	-2.52	75	0.25		1.98		43
Year ended 12-31-2017	10.68	8.82	88	0.25		1.45		110
Year ended 12-31-2016	10.16	3.23	114	0.25		1.03		64

InvestEd 30 Portfolio
Six-month period ended 6-30-2021 (unaudited)	10.72	3.77	47	0.25	(6)	1.12	(6)	15
Year ended 12-31-2020(4)	10.33	3.30	47	0.25	(6)	2.78	(6)	7

InvestEd 20 Portfolio
Six-month period ended 6-30-2021 (unaudited)	10.99	2.42	62	0.25	(6)	1.18	(6)	15
Year ended 12-31-2020	10.73	7.49	63	0.25		1.65		28
Year ended 12-31-2019	10.63	10.47	113	0.25		2.06		14
Year ended 12-31-2018	9.90	-1.32	100	0.25		2.08		42
Year ended 12-31-2017(5)	10.16	1.60	97	0.25	(6)	2.40	(6)	19

InvestEd 10 Portfolio
Six-month period ended 6-30-2021 (unaudited)	10.22	0.99	52	0.25	(6)	1.25	(6)	16
Year ended 12-31-2020(4)	10.12	1.20	47	0.25	(6)	2.39	(6)	6

InvestEd 0 Portfolio
Six-month period ended 6-30-2021 (unaudited)	10.38	-0.29	48	0.25	(6)	1.20	(6)	23
Year ended 12-31-2020	10.41	3.91	44	0.25		1.63		69
Year ended 12-31-2019	10.27	4.39	52	0.25		2.08		27
Year ended 12-31-2018	10.01	0.68	47	0.25		1.99		75
Year ended 12-31-2017(5)	10.00	—	44	0.25	(6)	1.96	(6)	23

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	25

NOTES TO FINANCIAL STATEMENTS	INVESTED PORTFOLIOS

JUNE 30, 2021 (UNAUDITED)

1.	ORGANIZATION

The Ivy InvestEd 529 Plan (“InvestEd Plan”) was established under the Arizona Family College Savings Program (the “Program”). InvestEd Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Plan accounts are held in the name and for the benefit of the Arizona State Board of Investment in its capacity as Trustee of the Family College Savings Program Trust Fund (“Trust Fund”). An investment in the Program constitutes a purchase of an interest in the Trust Fund, a municipal fund security. The Trust Fund invests in the Trust and other investment options. InvestEd 90 Portfolio, InvestEd 80 Portfolio, InvestEd 70 Portfolio, InvestEd 60 Portfolio, InvestEd 50 Portfolio, InvestEd 40 Portfolio, InvestEd 30 Portfolio, InvestEd 20 Portfolio, InvestEd 10 Portfolio and InvestEd 0 Portfolio (each, a “Portfolio”) are series of the Trust. The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Accounts opened through the InvestEd Plan are not insured by the State of Arizona, the Trust Fund, the Arizona State Board of Investment, or any other governmental entity, Delaware Distributors, L.P. (“DDLP”) effective April 30, 2021, Ivy Distributors, Inc. (“IDI”) effective from September 1, 2020 through April 30, 2021, Waddell & Reed, Inc. (“W&R”) prior to September 1, 2020, or any affiliated or related party and neither the principal invested nor the investment return is guaranteed by any of the above referenced parties. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Concentration of Market and Credit Risk. Because the Portfolio invests substantially all of its assets in Ivy Funds mutual funds (“Underlying Funds”), the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

In the normal course of business, the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Underlying Funds have unsettled or open transactions may fail to or be

26	SEMIANNUAL REPORT	2021

unable to perform on its commitments. The Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.

Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.

If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The risk that changes related to the use of the London Interbank Offered Rate (“LIBOR”) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (“EONIA”)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investments in affiliated mutual funds within the Ivy Funds family are valued at their Net Asset Value (“NAV”) as reported by the Underlying Funds. Short-term debt securities are valued at amortized cost, which approximates value.

Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

2021	SEMIANNUAL REPORT	27

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Equity Securities. Investments in registered open-end investment management companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term Investments. Short-term investments having a maturity of 60 days or less are valued based on quotes that are obtained from an independent pricing service authorized by the Board. These investments are categorized as Level 2 of the fair value hierarchy.

4.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands)

Under a Distribution and Service Plan for each Portfolio’s shares adopted by the Trust pursuant to Rule 12b–1 under the Investment Company Act of 1940, each Portfolio pays a distribution and/or service fee to DDLP effective April 30, 2021 and paid IDI prior to April 30, 2021 in an amount not to exceed 0.25% of each Portfolio’s average annual net assets. The fee is paid to compensate DDLP/IDI for amounts it expends in connection with the distribution of the shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts. All other Portfolio expenses were borne by Ivy Investment Management Company (“IICO”), an affiliate of IDI through April 30, 2021. Effective April 30, 2021, all other Portfolio expenses are borne by Delaware Management Company (“DMC”).

IICO served as each Portfolio’s investment adviser through April 30, 2021. Effective April 30, 2021, DMC serves as each Portfolio’s investment adviser. The Portfolios pay no management fees; however, IICO/DMC receives management fees from the underlying Ivy Funds. Each Portfolio pays advisory fees to IICO/DMC indirectly, as shareholders in the Underlying Funds. Likewise, each Portfolio indirectly pays other expenses related to the daily operations of the Underlying Funds.

28	SEMIANNUAL REPORT	2021

As principal underwriter for each Portfolio’s shares, DDLP effective April 30, 2021 and IDI prior to April 30, 2021 receives sales commissions (which are not an expense of the Portfolios) for each Portfolio’s shares. A contingent deferred sales charge (“CDSC”) may be assessed against a shareholder’s redemption amount and paid to DDLP/IDI. During the period ended June 30, 2021, DDLP/IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC		Commissions Paid(1)
InvestEd 90 Portfolio	$17	$—	*	$13
InvestEd 80 Portfolio	10	—	*	7
InvestEd 70 Portfolio	25	—	*	18
InvestEd 60 Portfolio	19	—	*	17
InvestEd 50 Portfolio	10	—	*	11
InvestEd 40 Portfolio	13	—	*	9
InvestEd 30 Portfolio	9	—	*	8
InvestEd 20 Portfolio	12	—	*	11
InvestEd 10 Portfolio	7	—	*	5
InvestEd 0 Portfolio	5	—	*	5

*	Not shown due to rounding

(1)	DDLP/IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker dealers.

5.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

For the period ended June 30, 2021, the cost of purchases and the proceeds from maturities and sales of investments securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales
InvestEd 90 Portfolio	$3,019	$1,857
InvestEd 80 Portfolio	2,798	4,152
InvestEd 70 Portfolio	9,192	12,257
InvestEd 60 Portfolio	9,448	10,913
InvestEd 50 Portfolio	6,302	7,456
InvestEd 40 Portfolio	10,500	10,606
InvestEd 30 Portfolio	7,111	9,246
InvestEd 20 Portfolio	8,959	10,863
InvestEd 10 Portfolio	12,573	7,840
InvestEd 0 Portfolio	14,479	10,572

6.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	InvestEd 90 Portfolio				InvestEd 80 Portfolio
	Six months ended 6-30-21		Year ended 12-31-20		Six months ended 6-30-21		Period from 9-1-20 to 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	232	$2,790	567	$6,383	289	$3,325	1,738	$17,416
Shares issued in reinvestment of distributions to shareholders	—	—	139	1,547	—	—	—	—
Shares redeemed	(138)	(1,691)	(2,517)	(29,050)	(412)	(4,735)	(206)	(2,101)
Net increase (decrease)	94	$1,099	(1,811)	$(21,120)	(123)	$(1,410)	1,532	$15,315

2021	SEMIANNUAL REPORT	29

	InvestEd 70 Portfolio				InvestEd 60 Portfolio
	Six months ended 6-30-21		Year ended 12-31-20		Six months ended 6-30-21		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	695	$9,050	2,740	$31,524	814	$9,435	2,900	$31,236
Shares issued in reinvestment of distributions to shareholders	—	—	504	6,162	—	—	364	4,000
Shares redeemed	(963)	(12,498)	(4,097)	(48,223)	(972)	(11,289)	(5,390)	(58,681)
Net (decrease)	(268)	$(3,448)	(853)	$(10,537)	(158)	$(1,854)	(2,126)	$(23,445)

	InvestEd 50 Portfolio				InvestEd 40 Portfolio
	Six months ended 6-30-21		Period from 9-1-20 to 12-31-20		Six months ended 6-30-21		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	854	$9,296	3,759	$37,691	1,014	$12,369	2,016	$23,168
Shares issued in reinvestment of distributions to shareholders	—	—	—	—	—	—	238	2,814
Shares redeemed	(966)	(10,544)	(448)	(4,533)	(1,047)	(12,758)	(4,631)	(54,270)
Net increase (decrease)	(112)	$(1,248)	3,311	$33,158	(33)	$(389)	(2,377)	$(28,288)

	InvestEd 30 Portfolio				InvestEd 20 Portfolio
	Six months ended 6-30-21		Period from 9-1-20 to 12-31-20		Six months ended 6-30-21		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,164	$12,223	5,422	$54,270	1,460	$15,809	2,919	$31,630
Shares issued in reinvestment of distributions to shareholders	—	—	—	—	—	—	358	3,828
Shares redeemed	(1,392)	(14,636)	(831)	(8,373)	(1,671)	(18,075)	(8,014)	(88,466)
Net increase (decrease)	(228)	$(2,413)	4,591	$45,897	(211)	$(2,266)	(4,737)	$(53,008)

	InvestEd 10 Portfolio				InvestEd 0 Portfolio
	Six months ended 6-30-21		Period from 9-1-20 to 12-31-20		Six months ended 6-30-21		Year ended 12-31-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,734	$17,562	5,432	$54,322	954	$9,886	2,348	$24,689
Shares issued in reinvestment of distributions to shareholders	—	—	—	—	—	—	106	1,103
Shares redeemed	(1,295)	(13,122)	(760)	(7,605)	(603)	(6,251)	(3,251)	(34,391)
Net increase (decrease)	439	$4,440	4,672	$46,717	351	$3,635	(797)	$(8,599)

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios collectively, the “Funds” only for purposes of this footnote 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2021.

30	SEMIANNUAL REPORT	2021

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2021 follows:

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Net Change in Unrealized Depreciation	6-30-21 Value	Distributions Received	Capital Gain Distributions
InvestEd 0 Portfolio
Delaware Ivy Securian Core Bond Fund, Class R6	$338	$191	$43	$—	*	$(4)	$482	$5	$—
Delaware Ivy Limited-Term Bond Fund, Class R6	27,511	11,844	3,454	71		(223)	35,749	240	—
Delaware Ivy Government Securities Fund, Class R6	16,101	2,268	7,043	105		(331)	11,100	80	—
Delaware Ivy Corporate Bond Fund, Class R6	225	176	32	—	*	(5)	364	4	—
	$44,175			$176		$(563)	$47,695	$329	$—

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received		Capital Gain Distributions
InvestEd 10 Portfolio
Delaware Ivy Value Fund, Class R6	$267	$66	$52	$11		$43	$335	$3		$—
Delaware Ivy Small Cap Growth Fund, Class R6	142	19	44	8		6	131	—		—
Delaware Ivy Securian Core Bond Fund, Class R6	3,327	3,615	347	—	*	(39)	6,556	67		—
Delaware Ivy Pzena International Value Fund, Class R6	70	10	24	5		4	65	—		—
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	382	60	89	7		40	400	3		—
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	68	10	23	4		3	62	—	*	—
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	133	20	40	7		11	131	1		—
Delaware Ivy Mid Cap Growth Fund, Class R6	472	67	124	12		38	465	—		—
Delaware Ivy Limited-Term Bond Fund, Class R6	19,462	5,391	1,403	1		(97)	23,354	155		—
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	64	10	16	2		8	68	1		—
Delaware Ivy Large Cap Growth Fund, Class R6	951	145	206	7		131	1,028	—		—
Delaware Ivy International Small Cap Fund, Class R6	67	10	19	3		5	66	—		—
Delaware Ivy International Core Equity Fund, Class R6	324	48	81	11		30	332	—		—
Delaware Ivy Government Securities Fund, Class R6	16,210	2,424	4,339	(54)		(204)	14,037	97		—
Delaware Ivy Global Bond Fund, Class R6	479	89	38	—	*	(7)	523	6		—
Delaware Ivy Emerging Markets Equity Fund, Class R6	272	43	69	14		8	268	—		—
Delaware Ivy Corporate Bond Fund, Class R6	2,615	412	617	(18)		(15)	2,377	24		—
Delaware Ivy Core Equity Fund, Class R6	880	134	209	22		102	929	—		—
	$46,185			$42		$67	$51,127	$357		$—

*	Not shown due to rounding.

2021	SEMIANNUAL REPORT	31

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received	Capital Gain Distributions
InvestEd 20 Portfolio
Delaware Ivy Value Fund, Class R6	$704	$79	$127	$14		$126	$796	$6	$—
Delaware Ivy Small Cap Growth Fund, Class R6	375	8	109	32		4	310	—	—
Delaware Ivy Securian Core Bond Fund, Class R6	6,116	2,870	514	5		(80)	8,397	92	—
Delaware Ivy Pzena International Value Fund, Class R6	275	6	84	17		18	232	—	—
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	838	27	174	28		74	793	6	—
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	178	5	55	5		14	147	1	—
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	350	11	96	17		29	311	1	—
Delaware Ivy Mid Cap Growth Fund, Class R6	1,243	28	296	97		29	1,101	—	—
Delaware Ivy Limited-Term Bond Fund, Class R6	18,574	3,773	1,322	26		(122)	20,929	147	—
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	168	7	37	2		21	161	3	—
Delaware Ivy Large Cap Growth Fund, Class R6	2,353	59	454	108		207	2,273	—	—
Delaware Ivy International Small Cap Fund, Class R6	266	6	69	12		20	235	—	—
Delaware Ivy International Core Equity Fund, Class R6	1,110	27	249	7		130	1,025	—	—
Delaware Ivy High Income Fund, Class R6	167	9	25	—	*	3	154	5	—
Delaware Ivy Government Securities Fund, Class R6	21,400	880	5,911	299		(638)	16,030	119	—
Delaware Ivy Global Bond Fund, Class R6	632	37	39	2		(11)	621	8	—
Delaware Ivy Emerging Markets Equity Fund, Class R6	985	49	239	72		7	874	—	—
Delaware Ivy Crossover Credit Fund, Class R6	159	339	27	—	*	1	472	4	—
Delaware Ivy Corporate Bond Fund, Class R6	2,352	684	174	4		(47)	2,819	28	—
Delaware Ivy Core Equity Fund, Class R6	2,156	55	457	129		164	2,047	—	—
	$60,401			$876		$(51)	$59,727	$420	$—

*	Not shown due to rounding.

32	SEMIANNUAL REPORT	2021

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received	Capital Gain Distributions
InvestEd 30 Portfolio
Delaware Ivy Value Fund, Class R6	$660	$170	$142	$32	$115	$835	$7	$—
Delaware Ivy Small Cap Growth Fund, Class R6	351	8	103	19	15	290	—	—
Delaware Ivy Securian Core Bond Fund, Class R6	5,262	1,573	490	(2)	(58)	6,285	71	—
Delaware Ivy Pzena International Value Fund, Class R6	482	10	147	31	30	406	—	—
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	879	27	185	18	92	831	6	—
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	133	4	40	8	5	110	1	—
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	328	9	91	17	28	291	2	—
Delaware Ivy Mid Cap Growth Fund, Class R6	1,195	27	283	28	92	1,059	—	—
Delaware Ivy Limited-Term Bond Fund, Class R6	8,193	2,786	798	(1)	(46)	10,134	72	—
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	252	10	57	8	28	241	4	—
Delaware Ivy Large Cap Growth Fund, Class R6	2,337	55	513	10	298	2,187	—	—
Delaware Ivy International Small Cap Fund, Class R6	463	10	119	22	36	412	—	—
Delaware Ivy International Core Equity Fund, Class R6	1,660	38	371	55	153	1,535	—	—
Delaware Ivy High Income Fund, Class R6	247	12	35	3	3	230	7	—
Delaware Ivy Government Securities Fund, Class R6	15,948	742	4,436	(62)	(196)	11,996	90	—
Delaware Ivy Global Bond Fund, Class R6	590	44	45	— *	(8)	581	7	—
Delaware Ivy Emerging Markets Equity Fund, Class R6	1,476	82	367	73	46	1,310	—	—
Delaware Ivy Crossover Credit Fund, Class R6	238	774	71	— *	1	942	8	—
Delaware Ivy Corporate Bond Fund, Class R6	1,755	677	172	(1)	(32)	2,227	23	—
Delaware Ivy Core Equity Fund, Class R6	2,230	53	472	57	253	2,121	—	—
	$44,679			$315	$855	$44,023	$298	$—

*	Not shown due to rounding.

2021	SEMIANNUAL REPORT	33

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received	Capital Gain Distributions
InvestEd 40 Portfolio
Delaware Ivy Value Fund, Class R6	$1,078	$220	$184	$21		$204	$1,339	$10	$—
Delaware Ivy Small Cap Growth Fund, Class R6	655	31	170	50		14	580	—	—
Delaware Ivy Securian Core Bond Fund, Class R6	6,019	963	383	6		(65)	6,540	71	—
Delaware Ivy Pzena International Value Fund, Class R6	722	35	199	41		52	651	—	—
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	1,319	80	234	40		128	1,333	10	—
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	233	13	63	6		18	207	1	—
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	613	34	150	26		58	581	3	—
Delaware Ivy Mid Cap Growth Fund, Class R6	1,938	98	401	141		62	1,838	—	—
Delaware Ivy Limited-Term Bond Fund, Class R6	3,917	4,572	401	4		(38)	8,054	53	—
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	368	26	71	4		48	375	6	—
Delaware Ivy Large Cap Growth Fund, Class R6	3,690	196	613	190		330	3,793	—	—
Delaware Ivy International Small Cap Fund, Class R6	696	35	159	28		60	660	—	—
Delaware Ivy International Core Equity Fund, Class R6	2,609	137	496	9		319	2,578	—	—
Delaware Ivy High Income Fund, Class R6	434	36	46	(1)		9	432	13	—
Delaware Ivy Government Securities Fund, Class R6	18,660	1,354	5,317	297		(588)	14,406	104	—
Delaware Ivy Global Bond Fund, Class R6	828	104	52	3		(13)	870	11	—
Delaware Ivy Emerging Markets Equity Fund, Class R6	2,191	193	484	148		32	2,080	—	—
Delaware Ivy Crossover Credit Fund, Class R6	417	1,116	65	—	*	2	1,470	12	—
Delaware Ivy Corporate Bond Fund, Class R6	2,052	1,070	157	5		(43)	2,927	28	—
Delaware Ivy Core Equity Fund, Class R6	3,474	187	618	176		313	3,532	—	—
	$51,913			$1,194		$902	$54,246	$322	$—

*	Not shown due to rounding.

34	SEMIANNUAL REPORT	2021

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received	Capital Gain Distributions
InvestEd 50 Portfolio
Delaware Ivy Value Fund, Class R6	$851	$229	$179	$40		$150	$1,091	$9	$—
Delaware Ivy Small Cap Growth Fund, Class R6	502	26	135	25		24	442	—	—
Delaware Ivy Securian Core Bond Fund, Class R6	3,375	517	310	(1)		(33)	3,548	40	—
Delaware Ivy Pzena International Value Fund, Class R6	542	25	153	33		39	486	—	—
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	1,082	63	201	21		121	1,086	8	—
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	191	10	54	11		10	168	1	—
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	424	23	107	20		39	399	2	—
Delaware Ivy Mid Cap Growth Fund, Class R6	1,478	72	313	30		123	1,390	—	—
Delaware Ivy Limited-Term Bond Fund, Class R6	1,666	2,539	328	—	*	(17)	3,860	26	—
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	271	19	53	8		31	276	5	—
Delaware Ivy Large Cap Growth Fund, Class R6	2,873	145	545	26		373	2,872	—	—
Delaware Ivy International Small Cap Fund, Class R6	522	25	120	22		44	493	—	—
Delaware Ivy International Core Equity Fund, Class R6	1,972	99	392	60		197	1,936	—	—
Delaware Ivy High Income Fund, Class R6	267	21	30	2		3	263	8	—
Delaware Ivy Government Securities Fund, Class R6	9,546	733	3,099	(38)		(110)	7,032	52	—
Delaware Ivy Global Bond Fund, Class R6	425	62	39	—	*	(6)	442	6	—
Delaware Ivy Emerging Markets Equity Fund, Class R6	1,683	163	394	78		59	1,589	—	—
Delaware Ivy Crossover Credit Fund, Class R6	257	617	67	—	*	1	808	7	—
Delaware Ivy Corporate Bond Fund, Class R6	1,097	767	144	(1)		(22)	1,697	17	—
Delaware Ivy Core Equity Fund, Class R6	2,676	139	504	62		321	2,694	—	—
	$31,700			$398		$1,347	$32,572	$181	$—

*	Not shown due to rounding.

2021	SEMIANNUAL REPORT	35

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received	Capital Gain Distributions
InvestEd 60 Portfolio
Delaware Ivy Value Fund, Class R6	$1,737	$385	$272	$36		$343	$2,229	$17	$—
Delaware Ivy Small Cap Growth Fund, Class R6	1,017	39	237	70		30	919	—	—
Delaware Ivy Securian Core Bond Fund, Class R6	4,924	1,468	314	11		(62)	6,027	66	—
Delaware Ivy Pzena International Value Fund, Class R6	1,269	34	302	63		104	1,168	—	—
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	2,313	85	312	59		244	2,389	17	—
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	439	15	103	10		36	397	3	—
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	950	32	195	35		98	920	5	—
Delaware Ivy Mid Cap Growth Fund, Class R6	3,236	90	536	215		127	3,132	—	—
Delaware Ivy Limited-Term Bond Fund, Class R6	2,582	3,703	295	4		(30)	5,964	40	—
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	580	31	90	6		79	606	10	—
Delaware Ivy Large Cap Growth Fund, Class R6	6,144	181	755	246		652	6,468	—	—
Delaware Ivy International Small Cap Fund, Class R6	1,221	34	228	41		116	1,184	—	—
Delaware Ivy International Core Equity Fund, Class R6	4,538	131	672	14		574	4,585	—	—
Delaware Ivy High Income Fund, Class R6	326	19	21	—	*	7	331	10	—
Delaware Ivy Government Securities Fund, Class R6	13,933	897	4,329	254		(467)	10,288	75	—
Delaware Ivy Global Bond Fund, Class R6	621	91	36	2		(10)	668	8	—
Delaware Ivy Emerging Markets Equity Fund, Class R6	3,885	321	756	229		89	3,768	—	—
Delaware Ivy Crossover Credit Fund, Class R6	313	750	48	—	*	1	1,016	9	—
Delaware Ivy Corporate Bond Fund, Class R6	1,539	972	119	3		(34)	2,361	23	—
Delaware Ivy Core Equity Fund, Class R6	5,704	170	769	229		599	5,933	—	—
	$57,271			$1,527		$2,496	$60,353	$283	$—

*	Not shown due to rounding.

36	SEMIANNUAL REPORT	2021

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received	Capital Gain Distributions
InvestEd 70 Portfolio
Delaware Ivy Value Fund, Class R6	$3,662	$914	$469	$55		$763	$4,925	$38	$—
Delaware Ivy Small Cap Growth Fund, Class R6	2,111	64	432	129		80	1,952	—	—
Delaware Ivy Securian Core Bond Fund, Class R6	6,506	2,898	312	12		(83)	9,021	96	—
Delaware Ivy Pzena International Value Fund, Class R6	2,705	31	545	110		245	2,546	—	—
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	4,647	93	446	74		534	4,902	35	—
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	925	17	183	9		87	855	6	—
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	1,974	33	330	57		219	1,953	10	—
Delaware Ivy Mid Cap Growth Fund, Class R6	6,457	125	879	375		310	6,388	—	—
Delaware Ivy Limited-Term Bond Fund, Class R6	6,420	1,010	258	4		(35)	7,141	49	—
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	1,312	65	172	13		181	1,399	23	—
Delaware Ivy Large Cap Growth Fund, Class R6	12,454	153	1,225	392		1,416	13,190	—	—
Delaware Ivy International Small Cap Fund, Class R6	2,607	31	392	68		268	2,582	—	—
Delaware Ivy International Core Equity Fund, Class R6	9,456	116	1,042	16		1,213	9,759	—	—
Delaware Ivy High Income Fund, Class R6	287	16	11	—	*	6	298	9	—
Delaware Ivy Government Securities Fund, Class R6	15,845	1,113	1,773	90		(372)	14,903	106	—
Delaware Ivy Global Bond Fund, Class R6	820	123	32	2		(13)	900	11	—
Delaware Ivy Emerging Markets Equity Fund, Class R6	8,067	605	1,339	412		254	7,999	—	—
Delaware Ivy Crossover Credit Fund, Class R6	276	977	38	—	*	2	1,217	10	—
Delaware Ivy Corporate Bond Fund, Class R6	1,898	641	84	4		(36)	2,423	24	—
Delaware Ivy Core Equity Fund, Class R6	11,473	144	1,109	328		1,344	12,180	—	—
	$99,902			$2,150		$6,383	$106,533	$417	$—

*	Not shown due to rounding.

2021	SEMIANNUAL REPORT	37

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received	Capital Gain Distributions
InvestEd 80 Portfolio
Delaware Ivy Value Fund, Class R6	$613	$253	$196	$40		$98	$808	$6	$—
Delaware Ivy Small Cap Growth Fund, Class R6	349	43	116	22		12	310	—	—
Delaware Ivy Securian Core Bond Fund, Class R6	621	375	159	—	*	(7)	830	9	—
Delaware Ivy Pzena International Value Fund, Class R6	456	46	148	32		28	414	—	—
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	749	89	175	18		80	761	6	—
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	155	17	50	10		6	138	1	—
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	327	36	97	18		27	311	2	—
Delaware Ivy Mid Cap Growth Fund, Class R6	1,035	124	281	28		79	985	—	—
Delaware Ivy Limited-Term Bond Fund, Class R6	345	438	123	—	*	(3)	657	4	—
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	209	34	59	8		22	214	4	—
Delaware Ivy Large Cap Growth Fund, Class R6	1,978	214	476	18		257	1,991	—	—
Delaware Ivy International Small Cap Fund, Class R6	439	46	121	22		33	419	—	—
Delaware Ivy International Core Equity Fund, Class R6	1,567	171	382	57		144	1,557	—	—
Delaware Ivy High Income Fund, Class R6	41	8	8	—	*	—	41	1	—
Delaware Ivy Government Securities Fund, Class R6	1,741	253	610	(7)		(20)	1,357	10	—
Delaware Ivy Global Bond Fund, Class R6	78	22	16	—	*	(1)	83	1	—
Delaware Ivy Emerging Markets Equity Fund, Class R6	1,357	236	410	79		32	1,294	—	—
Delaware Ivy Crossover Credit Fund, Class R6	40	108	22	—	*	—	126	1	—
Delaware Ivy Corporate Bond Fund, Class R6	194	59	41	—	*	(3)	209	2	—
Delaware Ivy Core Equity Fund, Class R6	1,891	226	458	58		216	1,933	—	—
	$14,185			$403		$1,000	$14,438	$47	$—

*	Not shown due to rounding.

38	SEMIANNUAL REPORT	2021

	12-31-20 Value	Gross Additions	Gross Reductions	Realized Gain/(Loss)		Net Change in Unrealized Appreciation/ (Depreciation)	6-30-21 Value	Distributions Received		Capital Gain Distributions
InvestEd 90 Portfolio
Delaware Ivy Value Fund, Class R6	$456	$287	$106	$14		$104	$755	$6		$—
Delaware Ivy Small Cap Growth Fund, Class R6	274	64	69	17		12	298	—		—
Delaware Ivy Securian Core Bond Fund, Class R6	216	134	32	—	*	(2)	316	3		—
Delaware Ivy Pzena International Value Fund, Class R6	379	77	90	20		34	420	—		—
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	550	129	80	12		69	680	5		—
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	107	23	25	2		10	117	1		—
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	242	52	50	9		28	281	1		—
Delaware Ivy Mid Cap Growth Fund, Class R6	795	184	148	47		46	924	—		—
Delaware Ivy Limited-Term Bond Fund, Class R6	134	172	28	1		(1)	278	2		—
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	175	50	36	4		25	218	4		—
Delaware Ivy Large Cap Growth Fund, Class R6	1,550	329	259	61		189	1,870	—		—
Delaware Ivy International Small Cap Fund, Class R6	365	78	68	13		38	426	—		—
Delaware Ivy International Core Equity Fund, Class R6	1,298	281	197	19		167	1,568	—		—
Delaware Ivy High Income Fund, Class R6	29	10	4	—	*	—	35	1		—
Delaware Ivy Government Securities Fund, Class R6	580	144	157	3		(13)	557	4		—
Delaware Ivy Global Bond Fund, Class R6	27	12	4	—	*	—	35	—	*	—
Delaware Ivy Emerging Markets Equity Fund, Class R6	1,110	330	239	71		22	1,294	—		—
Delaware Ivy Crossover Credit Fund, Class R6	28	50	7	—	*	—	71	—	*	—
Delaware Ivy Corporate Bond Fund, Class R6	54	63	10	—	*	(1)	106	1		—
Delaware Ivy Core Equity Fund, Class R6	1,434	350	238	72		161	1,779	—		—
	$9,803			$365		$888	$12,028	$28		$—

*	Not shown due to rounding.

9.	OTHER FUND INFORMATION

At a meeting held on January 12, 2021, the Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”), contingent on PwC finalizing their independence assessment, to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 30, 2021. PwC affirmed their independence as an independent registered public accounting firm on February 18, 2021. During the fiscal years ended December 31, 2019 and December 31, 2020, Deloitte & Touche LLP’s (“Deloitte”) audit report on the financial statements of each Portfolio in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified

2021	SEMIANNUAL REPORT	39

as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and Deloitte on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on each Portfolio’s financial statements.

10.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
InvestEd 90 Portfolio	$12,325	$2,023	$17	$2,006
InvestEd 80 Portfolio	14,846	2,129	66	2,063
InvestEd 70 Portfolio	102,618	19,156	36	19,120
InvestEd 60 Portfolio	58,493	9,251	31	9,220
InvestEd 50 Portfolio	33,224	2,968	359	2,609
InvestEd 40 Portfolio	53,049	5,425	38	5,387
InvestEd 30 Portfolio	44,980	2,403	622	1,781
InvestEd 20 Portfolio	59,063	3,131	15	3,116
InvestEd 10 Portfolio	52,090	794	642	152
InvestEd 0 Portfolio	48,068	160	325	(165)

For Federal income tax purposes, the Portfolios’ undistributed earnings and profit for the year ended December 31, 2020 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred
InvestEd 90 Portfolio	$677	$1,930	$—	$—	$—
InvestEd 80 Portfolio	183	296	—	—	—
InvestEd 70 Portfolio	2,541	5,639	—	—	—
InvestEd 60 Portfolio	1,796	3,638	—	—	—
InvestEd 50 Portfolio	345	442	—	—	—
InvestEd 40 Portfolio	1,861	2,962	—	—	—
InvestEd 30 Portfolio	507	403	—	—	—
InvestEd 20 Portfolio	2,408	4,423	—	—	—
InvestEd 10 Portfolio	410	205	—	—	—
InvestEd 0 Portfolio	1,001	917	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that are generated between January 1 and the end of its fiscal year.

40	SEMIANNUAL REPORT	2021

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
InvestEd 90 Portfolio	$677	$870	$481	$862
InvestEd 80 Portfolio	—	—	N/A	N/A
InvestEd 70 Portfolio	2,512	3,650	3,756	3,961
InvestEd 60 Portfolio	1,862	2,138	2,103	1,932
InvestEd 50 Portfolio	—	—	N/A	N/A
InvestEd 40 Portfolio	1,809	1,005	1,647	—
InvestEd 30 Portfolio	—	—	N/A	N/A
InvestEd 20 Portfolio	2,573	1,255	2,253	897
InvestEd 10 Portfolio	—	—	N/A	N/A
InvestEd 0 Portfolio	1,099	3	906	—

(1)	Includes short-term capital gains distributed, if any.

2021	SEMIANNUAL REPORT	41

PROXY VOTING INFORMATION	INVESTED PORTFOLIOS

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures the underlying Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the InvestEd Portfolios and the underlying funds, as applicable, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

42	SEMIANNUAL REPORT	2021

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	INVESTED PORTFOLIOS

(UNAUDITED)

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found as an exhibit to the Trust’s Form N-PORT. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

OTHER INFORMATION
INVESTED PORTFOLIOS

The individual Portfolios herein have adopted a Liquidity Risk Management Program (the “Program”). The Portfolio’s board has designated a Liquidity Risk Management Committee (the “Committee”) as the administrator of the Program. The Committee or delegates of the Committee conduct the day-to-day operation of the Program. Under the Program, the Committee manages the Portfolio’s liquidity risk, which is the risk that any Portfolio could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Portfolio. This risk is managed by monitoring the degree of liquidity of the Portfolio’s investments, limiting the amount of the Portfolio’s illiquid investments, and utilizing various risk management tools and facilities available to the Portfolio for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Portfolio’s investments is supported by one or more third-party liquidity assessment vendors. The Portfolio’s board reviewed a report prepared by a designee of the Committee regarding the operation, adequacy and effectiveness of the Program from the period April 1, 2020 through December 31, 2020. The report described the Program’s liquidity classification methodology and the methodology in establishing a Portfolio’s Highly Liquid Investment Minimum (“HLIM”), if necessary. The Committee reported that during the period covered by the report, there were no material changes to the Program and no significant liquidity events impacting the Portfolio or its ability to timely meet redemptions without dilution to existing shareholders. In addition, the Committee provided its assessment that the Program, including the operation of each Portfolio’s HLIM, where applicable, had been effective in managing the Portfolio’s liquidity risk.

2021	SEMIANNUAL REPORT	43

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44	SEMIANNUAL REPORT	2021

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2021	SEMIANNUAL REPORT	45

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46	SEMIANNUAL REPORT	2021

INVESTED PORTFOLIOS

InvestEd 90 Portfolio

InvestEd 80 Portfolio

InvestEd 70 Portfolio

InvestEd 60 Portfolio

InvestEd 50 Portfolio

InvestEd 40 Portfolio

InvestEd 30 Portfolio

InvestEd 20 Portfolio

InvestEd 10 Portfolio

InvestEd 0 Portfolio

1.888.923.3355

Visit us online at www.ivyinvestments.com

2021	SEMIANNUAL REPORT	47

SEMIANN-INVESTED (6-21)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are

1

effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INVESTED PORTFOLIOS
(Registrant)

By:	/s/ David F. Connor
David F. Connor, Secretary

Date:	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shawn K. Lytle
Shawn K. Lytle, Principal Executive Officer

Date:	September 3, 2021

By:	/s/ Richard Salus
Richard Salus, Principal Financial Officer

Date:	September 3, 2021